Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000135925 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.31%
C000135925 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000135925 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000135925 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000135925 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000135925 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000135925 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000135925 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000135925 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000135925 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000135925 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000135925 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.62%
C000135925 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.59%
C000006411 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.31%
C000006411 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000006411 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000006411 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006411 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006411 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000006411 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000006411 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006411 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006411 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006411 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000006411 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.62%
C000006411 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.59%
C000006409 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.31%
C000006409 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000006409 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000006409 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006409 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006409 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000006409 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000006409 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006409 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006409 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006409 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%
C000006409 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.62%
C000006409 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.59%
C000006412 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.24%
C000006412 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006412 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000006412 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000006412 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000006412 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000006412 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006412 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000006412 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006412 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000006412 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006412 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000006412 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000006412 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000006412 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000006412 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006412 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000006412 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000006412 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.64%
C000006412 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000006414 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.24%
C000006414 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006414 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000006414 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000006414 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000006414 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000006414 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006414 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000006414 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006414 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000006414 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006414 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000006414 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000006414 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000006414 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000006414 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006414 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000006414 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000006414 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.64%
C000006414 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000074152 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.24%
C000074152 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000074152 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000074152 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000074152 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000074152 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000074152 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000074152 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000074152 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000074152 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000074152 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000074152 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000074152 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000074152 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000074152 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000074152 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000074152 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000074152 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000074152 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.64%
C000074152 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000135926 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000135926 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.87%
C000135926 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000135926 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000135926 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000135926 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000135926 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000135926 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000135926 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000135926 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000135926 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000135926 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.56%
C000135926 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000135926 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006417 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000006417 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.87%
C000006417 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000006417 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006417 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006417 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000006417 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000006417 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006417 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000006417 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006417 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000006417 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.56%
C000006417 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000006417 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006415 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.88%
C000006415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.87%
C000006415 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000006415 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006415 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006415 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000006415 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000006415 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006415 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000006415 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000006415 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000006415 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.56%
C000006415 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000006415 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006418 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.86%
C000006418 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000006418 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.35%
C000006418 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
C000006418 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000006418 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006418 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.42%
C000006418 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
C000006418 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006418 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006418 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.46%
C000006418 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006418 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006420 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.86%
C000006420 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000006420 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.35%
C000006420 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
C000006420 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000006420 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000006420 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.42%
C000006420 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
C000006420 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006420 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006420 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.46%
C000006420 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006420 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000135927 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.86%
C000135927 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000135927 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.35%
C000135927 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
C000135927 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000135927 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000135927 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.42%
C000135927 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
C000135927 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000135927 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000135927 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.46%
C000135927 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000135927 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000135928 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000135928 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	83.55%
C000135928 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000135928 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000135928 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000135928 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000135928 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000135928 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
C000135928 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000135928 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000135928 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000135928 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000135928 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000135928 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000006423 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000006423 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	83.55%
C000006423 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006423 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000006423 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000006423 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006423 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000006423 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
C000006423 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000006423 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000006423 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006423 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000006423 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000006423 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000006421 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000006421 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	83.55%
C000006421 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006421 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000006421 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000006421 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006421 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000006421 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
C000006421 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000006421 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000006421 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006421 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000006421 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000006421 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%